Long-term borrowings - Maturities of long-term borrowings (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2027	¥ 1,431,899
2028	1,759,717
2029	1,862,534
2030	1,754,773
2031	1,973,293
2032 and thereafter	6,217,371
Parent Company [Member]
Long-Term Debt, Fiscal Year Maturity [Abstract]
2027	604,160
2028	723,219
2029	850,192
2030	821,267
2031	890,021
2032 and thereafter	1,756,238
Total	¥ 5,645,097